Property, plant and equipment Disclosure NBV of Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 72.4	€ 0.0
Additions to right-of-use assets	6.2
Land and buildings [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	62.8	0.0
Property, plant and equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	9.2	0.0
Computer equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 0.4	€ 0.0